Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Prepayments and other current assets
Prepaid advertising expenses, rentals and others	¥ 28,581		¥ 33,659
Deposits	10,626		13,585
Staff advances	550		1,654
Deductible VAT input	13,986		13,398
Interest receivable	230		4,274
Total	¥ 53,973	$ 7,718	¥ 66,570